Document and Entity Information	1 Months Ended
Oct. 15, 2020
Cover [Abstract]
Entity Registrant Name	FoxWayne Enterprises Acquisition Corp.
Entity Central Index Key	0001829999
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false